Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (4,827,314)	$ (1,621,546)	$ (2,958,068)	$ (2,370,629)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26,806	2,983	19,656	8,350
Amortization of debt discount	0	124,185	124,185	0
Stock-based compensation expense			64,463	327,500
Changes in assets and liabilities:
Grant funds and other receivables	182,663	(72,551)	(114,060)	53,211
Prepaid expenses and other current assets	106,979	82,274	(24,702)	(56,211)
Accounts payable and accrued expenses	(289,477)	252,036	137,956	639,282
Total adjustments	314,043	412,927	207,498	972,132
Net cash used in operating activities	(4,513,271)	(1,208,619)	(2,750,570)	(1,398,497)
Cash flows from investing activities
Purchase of property and equipment	(47,718)	(2,470)	(156,791)	(7,606)
Net cash used in investing activities	(47,718)	(2,470)	(156,791)	(7,606)
Cash flows from financing activities:
Net proceeds from sale of preferred stock	0	300,000	300,000	1,440,000
Net proceeds from issuance of note payable	0	170,200	170,200	0
Net proceeds from bridge financing	0	888,500	888,500	0
Net proceeds from sale of common stock and warrants	9,408,920	11,158,496	11,158,496	0
Net proceeds from warrant exercises	3,404,156	0	2,500	0
Principal repayment of note payable	(27,864)	(8,854)	(11,880)	(10,257)
Net cash provided by financing activities	12,784,212	12,508,342	12,507,816	1,429,743
Net increase in cash and cash equivalents	8,223,223	11,297,253	9,600,455	23,640
Cash and cash equivalents at beginning of period	9,883,796	283,341	283,341	259,701
Cash and cash equivalents at end of period	$ 18,107,019	$ 11,580,594	$ 9,883,796	$ 283,341